International Growth and Income Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 97.66% Financials 24.15%	Shares	Value (000)
UniCredit SpA	3,664,853	$277,396
Societe Generale	3,644,810	241,175
AXA SA	4,124,010	196,771
Banco Bilbao Vizcaya Argentaria SA	9,032,189	173,273
Skandinaviska Enskilda Banken AB, Class A	8,306,071	162,250
CaixaBank SA, non-registered shares	14,814,655	155,599
HSBC Holdings PLC (GBP denominated)	8,063,306	113,323
HSBC Holdings PLC (HKD denominated)	2,482,400	34,898
Zurich Insurance Group AG	188,633	134,262
AIA Group, Ltd.	13,200,790	126,631
KB Financial Group, Inc.	1,472,677	121,232
Banco Santander SA	10,728,315	111,773
Deutsche Bank AG	3,161,413	111,164
Prudential PLC	7,713,158	107,987
Resona Holdings, Inc.	9,324,800	95,244
Bank Hapoalim BM	4,346,075	88,333
DBS Group Holdings, Ltd.	2,220,596	88,053
Aviva PLC	9,318,790	85,950
Euronext NV	568,926	85,097
PICC Property and Casualty Co., Ltd., Class H	37,410,956	84,418
NatWest Group PLC	11,800,254	82,779
HDFC Bank, Ltd.	7,718,368	82,670
Bank Leumi le-Israel BM	3,722,228	73,373
Allianz SE	159,375	66,875
Munchener Ruckversicherungs-Gesellschaft AG	101,757	64,919
London Stock Exchange Group PLC	566,610	64,895
Hana Financial Group, Inc.	1,040,292	64,655
Ping An Insurance (Group) Co. of China, Ltd., Class H	8,629,000	58,824
Tokio Marine Holdings, Inc.	1,352,800	57,347
Japan Post Bank Co., Ltd.	4,673,250	57,339
Kotak Mahindra Bank, Ltd.	2,450,315	54,993
3i Group PLC	958,622	52,718
Aon PLC, Class A	128,696	45,890
Pluxee NV	2,296,897	40,747
Hiscox, Ltd.	2,110,778	38,863
Abu Dhabi Islamic Bank PJSC	6,338,093	37,583
CVC Capital Partners PLC	2,074,560	36,096
Mizuho Financial Group, Inc.	1,045,100	35,250
Tryg A/S	1,376,593	34,923
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	39,165,000	34,273
T&D Holdings, Inc. (a)	1,397,900	34,237
Etoro Group, Ltd., Class A (b)	800,000	33,016
Canadian Imperial Bank of Commerce (a)	404,834	32,350
XP, Inc., Class A	1,718,526	32,291
Macquarie Group, Ltd.	222,304	32,263
Adyen NV (b)	20,006	32,061
International Growth and Income Fund — Page 1 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Credicorp, Ltd.	119,871	$31,919
Partners Group Holding AG	21,897	28,429
ICICI Bank, Ltd. (ADR)	938,646	28,375
Axis Bank, Ltd.	2,203,170	28,079
Plus500, Ltd.	600,623	26,011
Grupo Financiero Banorte, SAB de CV, Series O	2,447,295	24,653
Brookfield Corp., Class A (CAD denominated)	349,148	23,956
ING Groep NV	823,951	21,355
Samsung Life Insurance Co., Ltd.	191,043	21,323
Saudi National Bank (The)	1,985,367	20,742
Mediobanca SpA (a)	991,971	20,072
Intesa Sanpaolo SpA	2,847,332	18,767
Sampo Oyj, Class A	1,616,838	18,561
Standard Chartered PLC	894,779	17,275
Grupo Financiero Inbursa, SAB de CV	6,160,308	16,940
Hong Kong Exchanges and Clearing, Ltd.	291,800	16,574
Abu Dhabi Commercial Bank PJSC	4,173,625	16,567
MS&AD Insurance Group Holdings, Inc.	705,400	16,008
Edenred SA	644,772	15,291
Banca Generali SpA	272,292	15,159
Bank Central Asia Tbk PT	27,310,800	12,496
Hang Seng Bank, Ltd.	528,500	8,048
Medibank Private, Ltd.	1,505,389	4,801
Sberbank of Russia PJSC (c)	22,898,260	— (d)
		4,327,460
Industrials 16.16%
BAE Systems PLC	13,657,505	378,197
Airbus SE, non-registered shares	1,316,740	305,164
Ryanair Holdings PLC (ADR)	3,397,267	204,583
ABB, Ltd.	1,850,510	133,247
Siemens AG	467,496	125,800
Safran SA	311,344	109,697
Rheinmetall AG, non-registered shares	46,660	108,713
ITOCHU Corp.	1,602,800	91,322
Deutsche Post AG	1,916,884	85,385
Hitachi, Ltd.	3,170,600	84,258
Kanzhun, Ltd., Class A (ADR)	2,914,444	68,081
Kanzhun, Ltd., Class A	722,000	8,429
Epiroc AB, Class B	1,836,923	34,614
Epiroc AB, Class A	1,447,085	30,496
RELX PLC	1,356,808	64,907
Motiva Infraestrutura de Mobilidade SA	22,967,730	64,213
DSV A/S	316,976	63,041
Diploma PLC	795,466	56,754
Canadian National Railway Co. (CAD denominated)	572,428	53,981
Copa Holdings SA, Class A	453,598	53,896
Singapore Technologies Engineering, Ltd.	7,222,500	48,208
Volvo AB, Class B	1,672,327	47,873
ASSA ABLOY AB, Class B	1,348,708	46,789
Deutsche Lufthansa AG	5,410,254	45,785
Alliance Global Group, Inc.	350,520,000	45,772
Compagnie de Saint-Gobain SA, non-registered shares	418,655	45,053
Rolls-Royce Holdings PLC	2,544,539	40,724
SPIE SA	683,181	36,736
International Growth and Income Fund — Page 2 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SMC Corp.	118,200	$36,311
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	1,508,357	35,655
SGH, Ltd.	993,718	32,831
Full Truck Alliance Co., Ltd., Class A (ADR)	2,519,148	32,673
Komatsu, Ltd.	879,500	30,687
Bombardier, Inc., Class B (b)	217,230	30,442
Brambles, Ltd.	1,502,775	24,661
Caterpillar, Inc.	51,160	24,411
IHI Corp.	1,213,900	22,655
Kingspan Group PLC	262,348	21,807
Daikin Industries, Ltd.	172,200	19,888
Mitsui & Co., Ltd.	679,800	16,916
Wolters Kluwer NV	122,611	16,720
International Consolidated Airlines Group SA (CDI)	2,867,172	14,888
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,022,700	13,759
Ashtead Group PLC	198,980	13,287
Salik Company P.J.S.C.	7,900,910	12,928
International Container Terminal Services, Inc.	1,399,220	11,338
Wizz Air Holdings PLC (b)	165,036	2,564
		2,896,139
Information technology 11.92%
Taiwan Semiconductor Manufacturing Co., Ltd.	17,512,107	749,829
ASML Holding NV	336,815	327,462
Samsung Electronics Co., Ltd.	3,267,988	195,420
MediaTek, Inc.	3,238,800	139,741
Broadcom, Inc.	352,022	116,136
SAP SE	382,168	102,255
NEC Corp.	2,450,800	78,536
ASMPT, Ltd.	5,960,200	62,842
SK hynix, Inc.	200,000	49,535
Sage Group PLC (The)	2,863,903	42,368
Capgemini SE	289,303	41,965
ASM International NV	56,575	33,928
Fujitsu, Ltd.	1,384,000	32,605
Tokyo Electron, Ltd.	167,425	29,843
Halma PLC	613,364	28,460
Bechtle AG, non-registered shares (a)	539,135	24,838
Jentech Precision Industrial Co., Ltd.	196,000	16,273
E Ink Holdings, Inc.	1,900,000	14,993
Keyence Corp.	35,700	13,321
Lumine Group, Inc., subordinate voting shares (b)	447,605	13,199
eMemory Technology, Inc.	133,000	8,793
Newgen Software Technologies, Ltd.	596,781	5,980
SCSK Corp.	173,500	5,196
Tata Consultancy Services, Ltd.	84,528	2,750
		2,136,268
Consumer discretionary 9.25%
Industria de Diseno Textil SA	3,871,177	213,477
Trip.com Group, Ltd. (ADR)	1,615,709	121,501
Trip.com Group, Ltd.	445,750	34,139
Prosus NV, Class N	2,117,853	149,039
Renault SA	2,946,708	120,393
MGM China Holdings, Ltd.	51,677,200	110,434
International Growth and Income Fund — Page 3 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moet Hennessy-Louis Vuitton SE	127,834	$78,118
Amadeus IT Group SA, Class A, non-registered shares	751,127	59,526
Aristocrat Leisure, Ltd.	1,221,724	56,573
Nitori Holdings Co., Ltd. (a)	2,631,000	50,766
ANTA Sports Products, Ltd.	4,011,200	48,194
Evolution AB	565,947	46,493
Entain PLC	3,654,524	42,947
Midea Group Co., Ltd., Class A	4,165,596	42,519
B&M European Value Retail SA	11,611,468	40,868
H World Group, Ltd. (ADR)	929,697	36,360
Compagnie Financiere Richemont SA, Class A	180,033	34,286
Hyundai Motor Co.	219,077	33,571
Suzuki Motor Corp.	2,243,800	32,780
InterContinental Hotels Group PLC	262,590	31,692
Dixon Technologies (India), Ltd.	135,951	24,992
Games Workshop Group PLC	116,183	22,704
Meituan, Class B (b)	1,665,900	22,371
Berkeley Group Holdings PLC	429,017	22,133
Galaxy Entertainment Group, Ltd.	3,962,000	21,831
Restaurant Brands International, Inc. (CAD denominated)	327,123	20,985
Accor SA	431,445	20,413
D’Ieteren Group	108,152	20,215
Paltac Corp.	624,800	19,566
Alibaba Group Holding, Ltd. (ADR)	102,523	18,324
Amber Enterprises India, Ltd. (b)	194,823	17,749
Maruti Suzuki India, Ltd.	86,312	15,582
BYD Co., Ltd., Class A	848,760	13,022
Moncler SpA	152,195	8,911
Jumbo SA	168,623	5,785
		1,658,259
Consumer staples 8.38%
British American Tobacco PLC	5,592,729	296,880
Nestle SA	2,232,356	204,910
Philip Morris International, Inc.	1,202,405	195,030
Imperial Brands PLC	3,522,018	149,587
Pernod Ricard SA	1,095,906	107,487
Carlsberg A/S, Class B	609,286	70,798
Carrefour SA, non-registered shares	3,983,001	60,300
L’Oreal SA, non-registered shares	136,111	58,887
KT&G Corp.	613,908	58,457
Arca Continental, SAB de CV	5,561,593	58,314
Danone SA	592,820	51,615
Anheuser-Busch InBev SA/NV	683,728	40,779
Yamazaki Baking Co., Ltd.	1,730,800	38,528
Kweichow Moutai Co., Ltd., Class A	140,579	28,517
Ocado Group PLC (b)	7,652,752	23,157
Unilever PLC	385,000	22,783
Tsingtao Brewery Co., Ltd., Class H	3,080,000	20,977
United Spirits, Ltd.	1,049,133	15,648
		1,502,654
International Growth and Income Fund — Page 4 of 10

unaudited
Common stocks (continued) Materials 7.01%	Shares	Value (000)
Barrick Mining Corp.	6,335,802	$207,624
Glencore PLC	20,371,179	93,589
Linde PLC	193,438	91,883
BASF SE	1,820,759	90,615
Agnico Eagle Mines, Ltd.	502,011	84,552
Valterra Platinum, Ltd. (ZAR denominated)	968,042	69,247
Valterra Platinum, Ltd. (GBP denominated)	54,624	3,893
Heidelberg Materials AG, non-registered shares	320,173	72,003
Vale SA (ADR), ordinary nominative shares	3,647,597	39,613
Vale SA, ordinary nominative shares	1,412,606	15,283
Shin-Etsu Chemical Co., Ltd.	1,462,900	48,007
Anhui Conch Cement Co., Ltd., Class H	15,609,500	47,138
Norsk Hydro ASA	6,246,024	42,310
Mitsubishi Chemical Group Corp. (a)	6,747,800	38,844
Southern Copper Corp.	319,686	38,797
Grupo Mexico, SAB de CV, Series B	4,391,941	38,304
Nutrien, Ltd. (CAD denominated) (a)	589,334	34,610
Rio Tinto PLC	494,784	32,523
Air Liquide SA	149,838	31,113
Impala Platinum Holdings, Ltd.	2,219,282	28,342
Franco-Nevada Corp. (CAD denominated)	114,117	25,401
Saudi Basic Industries Corp., non-registered shares	1,258,095	20,648
Anglo American PLC	470,166	17,610
Smurfit Westrock PLC	321,616	13,691
Fortescue, Ltd.	1,056,682	13,061
Givaudan SA	1,956	7,941
Freeport-McMoRan, Inc.	129,630	5,084
Zijin Gold International Co., Ltd. (b)	245,500	3,805
Sika AG	5,690	1,266
Alrosa PJSC (c)	3,661,021	— (d)
		1,256,797
Communication services 6.85%
Koninklijke KPN NV	36,098,265	173,212
Singapore Telecommunications, Ltd.	42,375,700	135,673
Tencent Holdings, Ltd.	1,409,979	120,126
Orange	7,197,455	116,697
Publicis Groupe SA	1,052,287	100,911
Nintendo Co., Ltd.	766,200	66,343
Bharti Airtel, Ltd.	2,796,022	59,152
BT Group PLC	21,130,774	54,322
Nippon Television Holdings, Inc.	1,880,800	50,185
NetEase, Inc.	1,490,600	45,358
Swisscom AG (b)	59,686	43,300
MTN Group, Ltd.	4,583,073	38,480
Deutsche Telekom AG	1,019,223	34,714
America Movil, SAB de CV, Class B (ADR) (a)	1,627,601	34,180
HYBE Co., Ltd.	158,250	30,002
Universal Music Group NV	899,132	25,926
Spotify Technology SA (b)	32,858	22,935
KT Corp. (ADR)	953,775	18,599
Advanced Info Service PCL, foreign registered shares	2,000,000	17,939
Indus Towers, Ltd. (b)	4,321,435	16,689
International Growth and Income Fund — Page 5 of 10

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Bezeq - The Israel Telecommunication Corp., Ltd.	8,238,680	$15,787
Vend Marketplaces ASA, Class A	200,564	7,131
		1,227,661
Health care 6.12%
Sanofi	2,942,278	271,342
AstraZeneca PLC	1,676,885	252,181
EssilorLuxottica SA	483,494	156,670
Novo Nordisk AS, Class B	1,364,238	73,951
Grifols SA, Class B (ADR)	5,198,443	51,776
bioMerieux SA	356,038	47,569
Chugai Pharmaceutical Co., Ltd.	1,071,100	46,701
Bayer AG	1,291,886	42,818
Roche Holding AG, nonvoting non-registered shares	115,659	37,761
Haleon PLC	7,816,834	34,945
Genus PLC	674,611	21,503
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	1,769,800	20,195
Max Healthcare Institute, Ltd.	1,246,157	15,645
Fresenius SE & Co. KGaA	280,271	15,597
HOYA Corp.	52,000	7,200
Euroapi SA (b)	42,381	154
		1,096,008
Energy 4.57%
TotalEnergies SE	4,249,809	258,106
Cameco Corp. (CAD denominated)	1,401,828	117,650
Canadian Natural Resources, Ltd. (CAD denominated)	2,554,736	81,688
Shell PLC (GBP denominated)	2,181,504	77,646
Cenovus Energy, Inc. (CAD denominated)	3,561,954	60,479
Cenovus Energy, Inc.	566,264	9,621
Repsol SA, non-registered shares	2,007,519	35,507
Gaztransport & Technigaz SA	175,233	32,424
BP PLC	5,508,303	31,540
TC Energy Corp. (CAD denominated) (a)	571,265	31,061
Schlumberger NV	778,499	26,757
ADNOC Drilling Co. PJSC	13,804,052	21,159
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,566,055	19,826
Tourmaline Oil Corp.	274,282	11,829
South Bow Corp. (a)	113,818	3,221
Sovcomflot PAO (b)(c)	16,933,870	— (d)
		818,514
Utilities 2.07%
Iberdrola SA, non-registered shares	4,752,250	89,856
RWE AG	1,942,041	86,232
Engie SA	3,438,155	73,687
SSE PLC	2,823,037	66,120
Brookfield Infrastructure Partners, LP	819,094	26,991
CPFL Energia SA	2,300,787	17,032
Veolia Environnement SA	305,742	10,403
		370,321
International Growth and Income Fund — Page 6 of 10

unaudited
Common stocks (continued) Real estate 1.18%	Shares	Value (000)
Mitsubishi Estate Co., Ltd.	1,851,300	$42,600
Prologis Property Mexico, SA de CV, REIT	8,184,394	33,509
Henderson Land Development Co., Ltd.	7,560,000	26,657
CK Asset Holdings, Ltd.	5,464,620	26,488
Link REIT	4,130,925	21,233
Sun Hung Kai Properties, Ltd.	1,500,000	17,965
CapitaLand Integrated Commercial Trust REIT	9,421,500	16,726
Longfor Group Holdings, Ltd. (a)	10,858,601	16,577
Goodman Logistics (HK), Ltd. REIT	472,666	10,252
		212,007
Total common stocks (cost: $11,464,239,000)		17,502,088
Preferred securities 0.04% Materials 0.04%
Gerdau SA, preferred nominative shares	2,522,619	7,873
Total preferred securities (cost: $5,004,000)		7,873
Short-term securities 2.79% Money market investments 2.19%
Capital Group Central Cash Fund 4.17% (e)(f)	3,915,954	391,596
Money market investments purchased with collateral from securities on loan 0.60%
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.99% (e)(g)	16,200,000	16,200
Fidelity Investments Money Market Government Portfolio, Class I 4.04% (e)(g)	15,100,000	15,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.05% (e)(g)	15,100,000	15,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03% (e)(g)	12,900,000	12,900
Capital Group Central Cash Fund 4.17% (e)(f)(g)	128,152	12,815
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.00% (e)(g)	11,800,000	11,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (e)(g)	11,800,000	11,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (e)(g)	10,315,118	10,315
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.06% (e)(g)	2,100,000	2,100
		108,130
Total short-term securities (cost: $499,695,000)		499,726
Total investment securities 100.49% (cost: $11,968,938,000)		18,009,687
Other assets less liabilities (0.49)%		(88,574)
Net assets 100.00%		$17,921,113
Investments in affiliates (f)

	Value at 7/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.26%
Money market investments 2.19%
Capital Group Central Cash Fund 4.17% (e)	$701,291	$421,778	$731,497	$42	$(18)	$391,596	$5,180
International Growth and Income Fund — Page 7 of 10

unaudited
Investments in affiliates (f) (continued)

	Value at 7/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.17% (e)(g)	$6,793	$6,022 (h)	$	$		$$12,815	$— (i)
Total 2.26%				$42	$(18)	$404,411	$5,180

(a)	All or a portion of this security was on loan.
(b)	Security did not produce income during the last 12 months.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 9/30/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Represents net activity.
(i)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
International Growth and Income Fund — Page 8 of 10

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
International Growth and Income Fund — Page 9 of 10

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,327,460	$—	$— *	$4,327,460
Industrials	2,896,139	—	—	2,896,139
Information technology	2,119,995	16,273	—	2,136,268
Consumer discretionary	1,658,259	—	—	1,658,259
Consumer staples	1,502,654	—	—	1,502,654
Materials	1,256,797	—	— *	1,256,797
Communication services	1,227,661	—	—	1,227,661
Health care	1,096,008	—	—	1,096,008
Energy	818,514	—	— *	818,514
Utilities	370,321	—	—	370,321
Real estate	212,007	—	—	212,007
Preferred securities	7,873	—	—	7,873
Short-term securities	499,726	—	—	499,726
Total	$17,993,414	$16,273	$— *	$18,009,687
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-034-1125
International Growth and Income Fund — Page 10 of 10